UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

The Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Laudus Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	125,228,853	131,474,117
1.2%	Other Investment Company	1,555,435	1,555,435
100.3%	Total Investments	126,784,288	133,029,552
(0.3%)	Other Assets and Liabilities, Net		(412,471)
100.0%	Net Assets		132,617,081

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Australia 1.8%
Insurance 1.8%
QBE Insurance Group Ltd.	310,525	2,453,023
China 2.1%
Telecommunication Services 2.1%
China Mobile Ltd.	239,500	2,767,233
France 5.7%
Capital Goods 2.2%
Compagnie de Saint-Gobain	76,438	2,897,427
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Sanofi	56,810	4,719,927
		7,617,354
Germany 10.5%
Automobiles & Components 1.9%
Daimler AG - Reg'd	42,372	2,535,469
Insurance 1.8%
Allianz SE - Reg'd	16,796	2,396,074
Software & Services 3.2%
SAP SE	57,177	4,294,286
Telecommunication Services 2.2%
Deutsche Telekom AG - Reg'd	167,451	2,855,418
Utilities 1.4%
RWE AG *	118,043	1,879,858
		13,961,105
Italy 2.9%
Energy 2.9%
Eni S.p.A.	239,935	3,864,674
Security	Number of Shares	Value ($)
Japan 15.5%
Automobiles & Components 3.1%
Honda Motor Co., Ltd.	165,600	4,154,116
Capital Goods 1.1%
Mitsubishi Electric Corp.	119,000	1,420,663
Household & Personal Products 1.2%
Kao Corp.	26,400	1,537,592
Insurance 2.6%
Tokio Marine Holdings, Inc.	104,100	3,465,599
Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Takeda Pharmaceutical Co., Ltd.	103,800	4,476,706
Technology Hardware & Equipment 2.6%
Canon, Inc.	120,200	3,431,734
Telecommunication Services 1.5%
NTT DOCOMO, Inc.	75,300	2,030,731
		20,517,141
Netherlands 3.2%
Food & Staples Retailing 3.2%
Koninklijke Ahold N.V.	189,585	4,186,523
Singapore 5.4%
Banks 2.9%
United Overseas Bank Ltd.	283,920	3,911,834
Telecommunication Services 2.5%
Singapore Telecommunications Ltd.	1,075,700	3,322,072
		7,233,906
Spain 6.6%
Banks 1.0%
Banco Santander S.A.	354,565	1,375,951
Telecommunication Services 2.4%
Telefonica S.A.	340,705	3,234,589
Utilities 3.2%
Iberdrola S.A.	611,270	4,169,817
		8,780,357
Sweden 3.4%
Telecommunication Services 3.4%
Telia Co. AB	948,022	4,489,336
Switzerland 16.5%
Capital Goods 3.7%
ABB Ltd. - Reg'd *	250,872	4,965,281
Food, Beverage & Tobacco 3.5%
Nestle S.A. - Reg'd	59,264	4,591,674
Insurance 3.0%
Zurich Insurance Group AG *	15,922	3,938,827

    1

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 3.4%
Syngenta AG - Reg'd	11,818	4,536,321
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Novartis AG - Reg'd	46,752	3,858,840
		21,890,943
Taiwan 2.7%
Semiconductors & Semiconductor Equipment 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	701,154	3,533,603
United Kingdom 22.8%
Banks 2.7%
Lloyds Banking Group plc	4,954,584	3,588,550
Energy 7.3%
BP plc	767,303	4,491,417
Royal Dutch Shell plc, A Shares	6,421	176,267
Royal Dutch Shell plc, B Shares	178,927	4,943,498
		9,611,182
Food & Staples Retailing 3.0%
Tesco plc *	1,686,723	3,961,426
Household & Personal Products 3.1%
Unilever plc	85,695	4,106,088
Pharmaceuticals, Biotechnology & Life Sciences 3.8%
GlaxoSmithKline plc	233,551	5,015,504
Retailing 0.2%
Kingfisher plc	74,914	321,762
Utilities 2.7%
National Grid plc	243,069	3,574,407
		30,178,919
Total Common Stock
(Cost $125,228,853)		131,474,117
Security	Number of Shares	Value ($)
Other Investment Company 1.2% of net assets
United States 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	1,555,435	1,555,435
Total Other Investment Company
(Cost $1,555,435)		1,555,435

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $129,902,121 and the unrealized appreciation and depreciation were $12,148,084 and ($9,020,653), respectively, with a net unrealized appreciation of $3,127,431.
At 06/30/16, the values of certain foreign securities held by the fund aggregating $131,152,355 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Reg'd –	Registered

The following is a summary of the inputs used to value the fund's investments as of June 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$101,295,198	$—	$101,295,198
United Kingdom[1]	—	29,857,157	—	29,857,157
Retailing	321,762	—	—	321,762
Other Investment Company[1]	1,555,435	—	—	1,555,435
Total	$1,877,197	$131,152,355	$—	$133,029,552
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
2

Laudus Trust
Laudus Mondrian Emerging Markets Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
96.2%	Common Stock	430,312,017	393,211,500
1.6%	Preferred Stock	6,466,226	6,592,795
1.8%	Other Investment Company	7,227,293	7,227,293
99.6%	Total Investments	444,005,536	407,031,588
0.4%	Other Assets and Liabilities, Net		1,747,890
100.0%	Net Assets		408,779,478

Security	Number of Shares	Value ($)
Common Stock 96.2% of net assets
Brazil 4.1%
Software & Services 1.5%
Cielo S.A.	586,130	6,178,241
Transportation 2.6%
CCR S.A.	2,000,300	10,461,364
		16,639,605
China 14.8%
Capital Goods 2.0%
Beijing Enterprises Holdings Ltd.	1,464,000	8,299,673
Consumer Durables & Apparel 1.1%
Belle International Holdings Ltd.	7,430,848	4,373,527
Food, Beverage & Tobacco 3.5%
Qinqin Foodstuffs Group Cayman Co. Ltd *(c)(d)	229,000	324,693
Want Want China Holdings Ltd.	8,523,000	6,033,606
WH Group Ltd. (a)	10,059,500	7,967,072
		14,325,371
Household & Personal Products 2.1%
Hengan International Group Co., Ltd.	1,029,000	8,618,628
Telecommunication Services 3.5%
China Mobile Ltd.	1,245,000	14,384,991
Utilities 2.6%
China Resources Power Holdings Co., Ltd.	7,065,291	10,603,233
		60,605,423
Hong Kong 1.4%
Consumer Services 1.4%
Sands China Ltd.	1,655,200	5,601,052
Security	Number of Shares	Value ($)
India 12.2%
Automobiles & Components 2.9%
Bajaj Auto Ltd.	294,525	11,766,001
Banks 4.0%
Axis Bank Ltd.	958,599	7,617,209
Housing Development Finance Corp., Ltd.	461,361	8,595,407
		16,212,616
Capital Goods 1.4%
Larsen & Toubro Ltd.	267,586	5,959,577
Energy 1.7%
Cairn India Ltd.	3,327,742	6,971,134
Software & Services 2.2%
HCL Technologies Ltd.	382,160	4,148,181
Infosys Ltd.	259,920	4,510,746
Infosys Ltd. ADR	28,200	503,370
		9,162,297
		50,071,625
Indonesia 2.8%
Banks 2.8%
PT Bank Mandiri (Persero) Tbk	6,613,400	4,785,819
PT Bank Rakyat Indonesia (Persero) Tbk	8,146,300	6,703,037
		11,488,856
Kazakhstan 0.7%
Energy 0.7%
KazMunaiGas Exploration Production JSC GDR	417,090	2,998,877
Malaysia 6.3%
Banks 2.4%
AMMB Holdings Berhad	8,874,200	9,793,850
Consumer Services 1.7%
Genting Malaysia Berhad	6,202,600	6,858,005
Utilities 2.2%
Tenaga Nasional Berhad	2,545,400	8,912,550
		25,564,405
Mexico 4.9%
Banks 1.5%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	669,773	6,088,237
Real Estate 3.4%
Fibra Uno Administracion S.A. de C.V.	6,621,000	14,073,095
		20,161,332

    1

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Peru 2.3%
Banks 2.3%
Credicorp Ltd.	59,889	9,242,669
Philippines 2.6%
Telecommunication Services 2.6%
Philippine Long Distance Telephone Co. ADR	236,273	10,530,688
Qatar 2.1%
Banks 2.1%
Qatar National Bank SAQ	217,612	8,385,117
Republic of Korea 10.5%
Automobiles & Components 2.9%
Hyundai Mobis Co., Ltd.	54,108	11,903,934
Technology Hardware & Equipment 4.2%
Samsung Electronics Co., Ltd.	13,932	17,350,232
Telecommunication Services 3.4%
SK Telecom Co., Ltd.	72,801	13,676,888
		42,931,054
Russia 1.5%
Energy 1.5%
Gazprom PJSC ADR	1,455,937	6,304,207
South Africa 5.4%
Real Estate 1.8%
Growthpoint Properties Ltd.	4,130,975	7,217,009
Retailing 2.0%
Woolworths Holdings Ltd.	1,447,088	8,286,111
Telecommunication Services 1.6%
MTN Group Ltd.	659,333	6,407,652
		21,910,772
Switzerland 1.1%
Consumer Durables & Apparel 1.1%
Cie Financiere Richemont S.A.	798,902	4,620,455
Taiwan 14.5%
Banks 2.7%
Mega Financial Holding Co., Ltd.	14,422,153	10,908,500
Semiconductors & Semiconductor Equipment 6.8%
MediaTek, Inc.	1,130,000	8,634,953
Taiwan Semiconductor Manufacturing Co., Ltd.	3,793,719	19,119,192
		27,754,145
Technology Hardware & Equipment 2.2%
Asustek Computer, Inc.	1,097,000	9,079,698
Telecommunication Services 2.8%
Taiwan Mobile Co., Ltd.	3,353,000	11,719,546
		59,461,889
Security	Number of Shares	Value ($)
Turkey 1.3%
Telecommunication Services 1.3%
Turk Telekomunikasyon A/S	2,610,746	5,503,001
United Arab Emirates 2.2%
Real Estate 2.2%
Emaar Malls Group PJSC	11,536,836	8,884,330
United Kingdom 2.2%
Household & Personal Products 2.2%
Unilever plc	185,151	8,871,536
United States 3.3%
Consumer Services 1.3%
Yum! Brands, Inc.	63,550	5,269,566
Health Care Equipment & Services 2.0%
Abbott Laboratories	207,709	8,165,041
		13,434,607
Total Common Stock
(Cost $430,312,017)		393,211,500

Preferred Stock 1.6% of net assets
Brazil 1.6%
Materials 1.6%
Suzano Papel e Celulose S.A.	1,869,200	6,592,795
Total Preferred Stock
(Cost $6,466,226)		6,592,795

Other Investment Company 1.8% of net assets
United States 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (b)	7,227,293	7,227,293
Total Other Investment Company
(Cost $7,227,293)		7,227,293

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $456,235,056 and the unrealized appreciation and depreciation were $11,139,059 and ($60,342,527), respectively, with a net unrealized depreciation of ($49,203,468).

2

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued
At 06/30/16, the values of certain foreign securities held by the fund aggregating $313,071,452 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,967,072 or 1.9% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $324,693 or 0.1% of net assets.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt

USD –	U.S. dollar
ZAR –	South African rand

In addition to the above, the fund held the following at 06/30/16:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation ($)
Forward Foreign Currency Exchange Contracts
07/01/2016	JP Morgan Chase Bank	ZAR	5,361,414	USD	364,029	7,439
07/01/2016	Deutsche Bank AG	ZAR	8,578,840	USD	582,485	17,336
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						24,775

The following is a summary of the inputs used to value the fund's investments as of June 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$203,222,467	$—	$203,222,467
Brazil [1]	16,639,605	—	—	16,639,605
China [1]	—	46,280,052	—	46,280,052
Food, Beverage & Tobacco	—	14,000,678	324,693	14,325,371
India [1]	—	40,909,328	—	40,909,328
Software & Services	503,370	8,658,927	—	9,162,297
Kazakhstan [1]	2,998,877	—	—	2,998,877
Mexico [1]	20,161,332	—	—	20,161,332
Peru [1]	9,242,669	—	—	9,242,669
Philippines [1]	10,530,688	—	—	10,530,688
Russia [1]	6,304,207	—	—	6,304,207
United States[1]	13,434,607	—	—	13,434,607
Preferred Stock
Brazil [1]	6,592,795	—	—	6,592,795
Other Investment Company[1]	7,227,293	—	—	7,227,293
Total	$93,635,443	$313,071,452	$324,693	$407,031,588
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$24,775	$—	$24,775
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
    3

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of March 31, 2016	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of June 30, 2016
Common Stock
China	$—	$—	($20,563)	$345,256	$—	$—	$—	$324,693
Total	$—	$—	($20,563)	$345,256	$—	$—	$—	$324,693
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
4

Laudus Trust
Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
87.1%	Government Bonds	139,737,816	145,002,981
10.0%	Supranational	16,988,844	16,699,803
6.3%	Other Investment Company	10,519,670	10,519,670
103.4%	Total Investments	167,246,330	172,222,454
(3.4%)	Other Assets and Liabilities, Net		(5,622,523)
100.0%	Net Assets		166,599,931

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 87.1% of net assets
Austria 4.2%
Austria Government Bond
6.25%, 07/15/27 (EUR)	3,805,000	7,029,443
Canada 3.8%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	2,540,000	3,207,089
Canadian Government Bond
1.25%, 02/01/18 (CAD)	4,000,000	3,131,483
		6,338,572
Finland 4.1%
Finland Government Bond
3.50%, 04/15/21 (EUR) (a)	5,150,000	6,797,473
France 6.3%
France Government Bond OAT
0.00%, 05/25/20 (EUR)	4,350,000	4,911,848
5.75%, 10/25/32 (EUR)	1,925,000	3,897,874
3.25%, 05/25/45 (EUR)	950,000	1,673,789
		10,483,511
Japan 19.6%
Japan Government Ten Year Bond
1.70%, 09/20/16 (JPY)	149,950,000	1,458,160
1.10%, 06/20/20 (JPY)	559,500,000	5,724,146
0.60%, 03/20/24 (JPY)	416,000,000	4,316,728
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	575,200,000	8,005,944
1.70%, 03/20/44 (JPY)	500,400,000	6,903,039
Japan Government Twenty Year Bond
1.60%, 06/20/30 (JPY)	520,000,000	6,265,696
		32,673,713
Malaysia 3.0%
Malaysia Government Bond
3.65%, 10/31/19 (MYR)	1,450,000	363,936
4.05%, 09/30/21 (MYR)	5,500,000	1,403,820
4.18%, 07/15/24 (MYR)	12,000,000	3,073,714
4.25%, 05/31/35 (MYR)	670,000	166,191
		5,007,661
Mexico 4.8%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	72,485,000	4,147,534
7.50%, 06/03/27 (MXN)	22,500,000	1,378,934
7.75%, 11/23/34 (MXN)	38,780,000	2,434,062
		7,960,530
Netherlands 4.7%
Netherlands Government Bond
5.50%, 01/15/28 (EUR)	4,313,490	7,775,114
New Zealand 4.2%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	1,441,000	1,086,935
5.00%, 03/15/19 (NZD)	879,000	676,549
5.50%, 04/15/23 (NZD)	4,845,000	4,208,784
4.50%, 04/15/27 (NZD)	1,209,000	1,039,052
		7,011,320
Poland 4.6%
Poland Government Bond
4.75%, 04/25/17 (PLN)	4,440,000	1,154,200
5.50%, 10/25/19 (PLN)	7,340,000	2,079,149
2.50%, 07/25/26 (PLN)	4,400,000	1,078,203
5.75%, 04/25/29 (PLN)	10,400,000	3,371,940
		7,683,492
Spain 11.0%
Spain Government Bond
1.40%, 01/31/20 (EUR)	6,450,000	7,514,850
1.60%, 04/30/25 (EUR) (a)	7,250,000	8,413,632
4.20%, 01/31/37 (EUR) (a)	1,613,000	2,457,599
		18,386,081

    1

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Sweden 4.8%
Sweden Government Bond
3.75%, 08/12/17 (SEK)	22,485,000	2,790,009
5.00%, 12/01/20 (SEK)	28,500,000	4,194,897
3.50%, 06/01/22 (SEK)	6,500,000	942,182
		7,927,088
United Kingdom 12.0%
United Kingdom Gilt
3.75%, 09/07/21 (GBP)	1,535,000	2,393,228
2.75%, 09/07/24 (GBP)	1,090,000	1,672,958
4.25%, 12/07/27 (GBP)	2,550,000	4,554,752
4.50%, 09/07/34 (GBP)	3,400,000	6,641,998
4.25%, 09/07/39 (GBP)	2,350,000	4,666,047
		19,928,983
Total Government Bonds
(Cost $139,737,816)		145,002,981

Supranational* 10.0% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	460,000,000	5,784,440
European Investment Bank
1.40%, 06/20/17 (JPY)	490,000,000	4,819,063
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	620,000,000	6,096,300
Total Supranational
(Cost $16,988,844)		16,699,803
Security	Number of Shares	Value ($)
Other Investment Company 6.3% of net assets
United States 6.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (b)	10,519,670	10,519,670
Total Other Investment Company
(Cost $10,519,670)		10,519,670

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $168,339,728 and the unrealized appreciation and depreciation were $8,220,820 and ($4,338,094), respectively, with a net unrealized appreciation of $3,882,726.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,668,704 or 10.6% of net assets.
(b)	The rate shown is the 7-day yield.

CAD –	Canadian dollar
EUR –	euro currency
GBP –	Great British pound
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PLN –	Polish zloty
SEK –	Swedish krona
USD –	U.S. dollar

2

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 06/30/16:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
07/29/2016	State Street Bank & Trust Co.	JPY	170,988,000	USD	1,657,020	(9,435)
07/29/2016	State Street Bank & Trust Co.	JPY	202,895,000	USD	1,966,226	20,630
07/29/2016	State Street Bank & Trust Co.	JPY	275,775,000	USD	2,672,496	24,952
07/29/2016	State Street Bank & Trust Co.	JPY	140,589,500	USD	1,362,433	36,804
07/29/2016	State Street Bank & Trust Co.	JPY	78,072,000	USD	756,584	36,440
07/29/2016	State Street Bank & Trust Co.	JPY	631,427,500	USD	6,119,073	418,159
07/29/2016	State Street Bank & Trust Co.	USD	1,267,840	JPY	130,828,500	20,584
07/29/2016	State Street Bank & Trust Co.	USD	976,097	JPY	100,723,500	(12,584)
07/29/2016	State Street Bank & Trust Co.	USD	2,596,132	JPY	267,895,000	(12,071)
07/29/2016	State Street Bank & Trust Co.	USD	721,945	JPY	74,497,500	(36,967)
07/29/2016	State Street Bank & Trust Co.	USD	688,254	JPY	71,021,000	(22,789)
07/29/2016	State Street Bank & Trust Co.	USD	351,924	NZD	493,500	1,664
07/29/2016	State Street Bank & Trust Co.	USD	320,904	NZD	450,000	(22)
07/29/2016	State Street Bank & Trust Co.	USD	344,437	NZD	483,000	(7,803)
07/29/2016	State Street Bank & Trust Co.	USD	253,157	NZD	355,000	(3,644)
07/29/2016	State Street Bank & Trust Co.	USD	67,033	NZD	94,000	(3,150)
07/29/2016	State Street Bank & Trust Co.	USD	5,594,066	NZD	7,844,500	(227,267)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						223,501

The following is a summary of the inputs used to value the fund's investments as of June 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$145,002,981	$—	$145,002,981
Supranational	—	16,699,803	—	16,699,803
Other Investment Company[1]	10,519,670	—	—	10,519,670
Total	$10,519,670	$161,702,784	$—	$172,222,454
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$559,233	$—	$559,233
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($335,732)	$—	($335,732)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
    3

Laudus Trust
Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
67.0%	Government Bonds	6,195,290	6,271,647
30.2%	U.S. Government Securities	2,697,181	2,832,185
2.2%	Other Investment Company	202,450	202,450
0.8%	Short-Term Investments	75,121	75,124
100.2%	Total Investments	9,170,042	9,381,406
(0.2%)	Other Assets and Liabilities, Net		(19,361)
100.0%	Net Assets		9,362,045

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 67.0% of net assets
Brazil 4.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	230,000	70,507
10.00%, 01/01/21 (BRL)	330,000	96,052
10.00%, 01/01/23 (BRL)	550,000	157,111
10.00%, 01/01/25 (BRL)	330,000	92,313
		415,983
Colombia 2.7%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	107,000,000	37,733
Colombian TES
5.00%, 11/21/18 (COP)	168,000,000	55,704
10.00%, 07/24/24 (COP)	140,000,000	55,839
6.00%, 04/28/28 (COP)	350,000,000	105,518
		254,794
France 2.8%
France Government Bond OAT
0.00%, 05/25/20 (EUR) (c)	152,100	171,745
3.00%, 04/25/22 (EUR)	13,100	17,344
0.50%, 05/25/25 (EUR)	47,000	54,147
4.75%, 04/25/35 (EUR)	11,400	21,931
		265,167
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Indonesia 2.1%
Indonesia Treasury Bond
8.25%, 07/15/21 (IDR)	300,000,000	23,697
5.63%, 05/15/23 (IDR)	900,000,000	60,611
8.38%, 03/15/24 (IDR)	310,000,000	24,829
8.38%, 09/15/26 (IDR)	300,000,000	24,087
8.38%, 03/15/34 (IDR)	800,000,000	64,484
		197,708
Japan 13.7%
Japan Government Ten Year Bond
1.70%, 03/20/17 (JPY)	16,400,000	161,080
1.40%, 03/20/18 (JPY)	11,450,000	114,113
0.80%, 09/20/20 (JPY)	34,400,000	348,903
0.60%, 03/20/24 (JPY)	27,000,000	280,172
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	27,500,000	379,364
		1,283,632
Malaysia 6.3%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	490,000	122,479
3.76%, 03/15/19 (MYR)	277,000	69,784
3.62%, 11/30/21 (MYR)	220,000	55,253
3.42%, 08/15/22 (MYR)	120,000	29,304
3.80%, 09/30/22 (MYR)	100,000	24,966
3.80%, 08/17/23 (MYR)	210,000	52,721
4.18%, 07/15/24 (MYR)	432,000	110,654
3.96%, 09/15/25 (MYR)	500,000	125,387
		590,548
Mexico 7.3%
Mexico Government Bond
4.75%, 06/14/18 (MXN)	1,000,000	54,619
6.50%, 06/10/21 (MXN)	4,254,000	243,410
8.00%, 12/07/23 (MXN)	2,850,000	177,445
7.50%, 06/03/27 (MXN)	1,120,000	68,640
10.00%, 11/20/36 (MXN)	1,845,000	142,096
		686,210
New Zealand 3.1%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	99,000	74,675
5.50%, 04/15/23 (NZD)	243,000	211,091
		285,766

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Peru 1.3%
Peru Government Bond
7.84%, 08/12/20 (PEN)	169,000	56,353
6.95%, 08/12/31 (PEN)	50,000	16,276
6.90%, 08/12/37 (PEN)	160,000	51,523
		124,152
Poland 6.0%
Poland Government Bond
4.75%, 04/25/17 (PLN)	536,000	139,336
2.50%, 07/25/18 (PLN)	370,000	95,503
5.25%, 10/25/20 (PLN)	170,000	48,823
2.00%, 04/25/21 (PLN)	250,000	63,161
5.75%, 09/23/22 (PLN)	240,000	72,671
2.50%, 07/25/26 (PLN)	270,000	66,162
5.75%, 04/25/29 (PLN)	230,000	74,572
		560,228
South Africa 3.9%
South Africa Government Bond
6.75%, 03/31/21 (ZAR)	800,000	51,083
7.75%, 02/28/23 (ZAR)	1,800,000	117,415
10.50%, 12/21/26 (ZAR)	900,000	68,041
8.25%, 03/31/32 (ZAR)	500,000	30,932
6.25%, 03/31/36 (ZAR)	1,960,000	95,915
		363,386
Spain 5.2%
Spain Government Bond
5.85%, 01/31/22 (EUR) (a)	142,000	205,764
1.60%, 04/30/25 (EUR) (a)	142,000	164,791
4.20%, 01/31/37 (EUR) (a)	77,000	117,319
		487,874
Turkey 1.6%
Turkey Government Bond
10.50%, 01/15/20 (TRY)	100,000	36,830
10.70%, 02/17/21 (TRY)	110,000	41,013
7.10%, 03/08/23 (TRY)	110,000	34,818
8.00%, 03/12/25 (TRY)	110,000	36,004
		148,665
United Kingdom 6.5%
United Kingdom Gilt
2.75%, 09/07/24 (GBP)	52,000	79,811
4.25%, 12/07/27 (GBP)	146,050	260,871
4.50%, 09/07/34 (GBP)	136,600	266,852
		607,534
Total Government Bonds
(Cost $6,195,290)		6,271,647

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
U.S. Government Securities 30.2% of net assets
United States 30.2%
U.S. Treasury Bond
3.38%, 05/15/44 (USD)	335,000	412,985
U.S. Treasury Notes
1.25%, 04/30/19 (USD)	90,000	91,431
3.63%, 08/15/19 (USD)	495,000	539,270
1.00%, 08/31/19 (USD)	192,000	193,515
2.13%, 08/31/20 (USD)	187,000	196,167
3.63%, 02/15/21 (USD)	614,300	687,656
2.13%, 08/15/21 (USD)	167,400	176,447
2.50%, 08/15/23 (USD)	189,100	204,893
2.50%, 05/15/24 (USD)	303,600	329,821
Total U.S. Government Securities
(Cost $2,697,181)		2,832,185
Security	Number of Shares	Value ($)
Other Investment Company 2.2% of net assets
United States 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (b)	202,450	202,450
Total Other Investment Company
(Cost $202,450)		202,450
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Short-Term Investments 0.8% of net assets
United States 0.8%
U.S. Treasury Bills
(0.63%), 09/30/16 (USD) (d)	7,000	7,015
(0.62%), 09/30/16 (USD) (d)	68,000	68,109
Total Short-Term Investments
(Cost $75,121)		75,124

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $9,331,956 and the unrealized appreciation and depreciation were $365,590 and ($316,140), respectively, with a net unrealized appreciation of $49,450.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $487,874 or 5.2% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	Zero Coupon Bond.
(d)	The rate shown is the purchase yield.

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
BRL –	Brazilian real
CAD –	Canadian Dollar
CLP –	Chilean Peso
CNY –	Chinese yuan renminbi
COP –	Colombian Peso
EUR –	euro currency
GBP –	Great British pound
IDR –	Indonesian rupiah
INR –	Indian Rupee
JPY –	Japanese yen
MXN –	Mexican peso
MYR –	Malaysian ringgit
NZD –	New Zealand dollar
PEN –	Peruvian nuevo sol
PLN –	Polish zloty
SEK –	Swedish krona
TRY –	Turkish lira
USD –	U.S. dollar
ZAR –	South African rand
In addition to the above, the fund held the following at 06/30/16:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
07/29/2016	State Street Bank & Trust Co.	CAD	172,500	USD	133,532	(2,829)
07/29/2016	Barclays Capital, Inc.	CLP	33,947,000	USD	51,176	750
07/29/2016	JPMorgan Chase Bank	CLP	16,412,000	USD	24,741	32
07/29/2016	Barclays Capital, Inc.	CNY	1,151,000	USD	173,100	(3,556)
07/29/2016	State Street Bank & Trust Co.	EUR	37,000	USD	41,097	(4)
07/29/2016	State Street Bank & Trust Co.	EUR	686,500	USD	762,508	(14,842)
07/29/2016	Barclays Capital, Inc.	INR	6,716,000	USD	99,089	(481)
07/29/2016	Barclays Capital, Inc.	INR	5,064,500	USD	74,722	(185)
07/29/2016	State Street Bank & Trust Co.	JPY	13,258,500	USD	128,486	(612)
07/29/2016	State Street Bank & Trust Co.	JPY	56,187,500	USD	544,505	37,210
07/29/2016	State Street Bank & Trust Co.	SEK	3,329,500	USD	393,927	(17,950)
07/08/2016	Barclays Capital, Inc.	TRY	121,955	USD	42,318	52
07/29/2016	Barclays Capital, Inc.	USD	173,100	CNY	1,151,000	(420)
07/29/2016	State Street Bank & Trust Co.	USD	37,764	EUR	34,000	307
07/29/2016	Barclays Capital, Inc.	USD	173,811	INR	11,780,500	(70)
07/29/2016	State Street Bank & Trust Co.	USD	45,891	JPY	4,735,500	422
07/29/2016	State Street Bank & Trust Co.	USD	47,694	JPY	4,921,500	(422)
07/29/2016	State Street Bank & Trust Co.	USD	45,581	JPY	4,703,500	(1,106)
07/29/2016	State Street Bank & Trust Co.	USD	51,119	JPY	5,275,000	(1,171)
07/29/2016	State Street Bank & Trust Co.	USD	73,365	JPY	7,570,500	(5,046)
07/29/2016	State Street Bank & Trust Co.	USD	2,852	NZD	4,000	(134)
07/29/2016	State Street Bank & Trust Co.	USD	280,969	NZD	394,000	(11,375)
07/05/2016	JPMorgan Chase Bank	ZAR	919,349	USD	62,422	415
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(21,015)

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of June 30, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$6,271,647	$—	$6,271,647
U.S. Government Securities[1]	—	2,832,185	—	2,832,185
Other Investment Company[1]	202,450	—	—	202,450
Short-Term Investments[1]	—	75,124	—	75,124
Total	$202,450	$9,178,956	$—	$9,381,406
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$39,188	$—	$39,188
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($60,203)	$—	($60,203)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.

Laudus Mondrian Funds
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Forward foreign currency exchange contracts (forwards): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds

Laudus Mondrian Funds
Notes to Portfolio Holdings (continued)
determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87099JUN16

Laudus Trust
Laudus U.S. Large Cap Growth Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.0%	Common Stock	1,557,897,095	1,838,036,118
3.6%	Other Investment Company	68,801,949	68,801,949
101.6%	Total Investments	1,626,699,044	1,906,838,067
(1.6%)	Other Assets and Liabilities, Net		(30,834,127)
100.0%	Net Assets		1,876,003,940

Security	Number of Shares	Value ($)
Common Stock 98.0% of net assets
Capital Goods 3.2%
Acuity Brands, Inc.	89,140	22,103,155
Honeywell International, Inc.	142,728	16,602,121
TransDigm Group, Inc. *	80,802	21,306,679
		60,011,955
Consumer Durables & Apparel 1.9%
NIKE, Inc., Class B	658,382	36,342,687
Consumer Services 2.7%
Chipotle Mexican Grill, Inc. *	56,456	22,738,219
Domino's Pizza, Inc.	123,008	16,160,791
Starbucks Corp.	194,362	11,101,957
		50,000,967
Diversified Financials 2.9%
Berkshire Hathaway, Inc., Class B *	376,194	54,469,129
Energy 2.2%
Concho Resources, Inc. *	202,812	24,189,387
EOG Resources, Inc.	203,412	16,968,629
		41,158,016
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	267,589	42,022,176
Walgreens Boots Alliance, Inc.	284,354	23,678,158
		65,700,334
Food, Beverage & Tobacco 7.3%
Anheuser-Busch InBev N.V. ADR	494,225	65,079,548
Constellation Brands, Inc., Class A	366,207	60,570,638
Mead Johnson Nutrition Co.	115,255	10,459,391
		136,109,577
Security	Number of Shares	Value ($)
Health Care Equipment & Services 8.8%
Becton, Dickinson & Co.	180,628	30,632,702
Boston Scientific Corp. *	1,176,206	27,487,934
Humana, Inc.	86,076	15,483,351
Intuitive Surgical, Inc. *	29,236	19,336,983
UnitedHealth Group, Inc.	515,943	72,851,152
		165,792,122
Materials 2.9%
Ecolab, Inc.	169,510	20,103,886
The Sherwin-Williams Co.	119,666	35,142,314
		55,246,200
Media 1.1%
Liberty Global plc LiLAC., Class A *	110,939	3,578,900
Liberty Global plc, Class A *	608,662	17,687,718
		21,266,618
Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Alexion Pharmaceuticals, Inc. *	45,341	5,294,015
Allergan plc *	115,777	26,754,907
Celgene Corp. *	161,119	15,891,167
Illumina, Inc. *	276,505	38,815,772
Regeneron Pharmaceuticals, Inc. *	74,444	25,998,078
Vertex Pharmaceuticals, Inc. *	233,402	20,077,240
		132,831,179
Real Estate 1.5%
Crown Castle International Corp.	268,228	27,206,366
Retailing 14.4%
Amazon.com, Inc. *	177,173	126,788,542
Netflix, Inc. *	452,422	41,387,565
The Home Depot, Inc.	322,573	41,189,346
The Priceline Group, Inc. *	33,051	41,261,199
TripAdvisor, Inc. *	303,926	19,542,442
		270,169,094
Semiconductors & Semiconductor Equipment 0.5%
Applied Materials, Inc.	385,879	9,249,520
Software & Services 33.7%
Activision Blizzard, Inc.	1,191,287	47,210,704
Alphabet, Inc., Class A *	198,569	139,699,249
Facebook, Inc., Class A *	962,973	110,048,555
Fiserv, Inc. *	146,677	15,948,190
FleetCor Technologies, Inc. *	289,588	41,448,730
Global Payments, Inc.	412,640	29,454,243
Microsoft Corp.	1,200,141	61,411,215
salesforce.com, Inc. *	595,456	47,285,161

    1

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tencent Holdings Ltd.	2,308,300	52,951,637
Visa, Inc., Class A	1,158,908	85,956,206
		631,413,890
Technology Hardware & Equipment 1.3%
Apple, Inc.	260,364	24,890,798
Telecommunication Services 1.4%
SBA Communications Corp., Class A *	248,797	26,855,148
Transportation 1.6%
Norfolk Southern Corp.	344,444	29,322,518
Total Common Stock
(Cost $1,557,897,095)		1,838,036,118

Other Investment Company 3.6% of net assets
Money Market Fund 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	68,801,949	68,801,949
Total Other Investment Company
(Cost $68,801,949)		68,801,949

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $1,635,348,991 and the unrealized appreciation and depreciation were $309,926,512 and ($38,437,436), respectively, with a net unrealized appreciation of $271,489,076.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund's investments as of June 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,206,622,228	$—	$—	$1,206,622,228
Software & Services	578,462,253	52,951,637	—	631,413,890
Other Investment Company[1]	68,801,949	—	—	68,801,949
Total	$1,853,886,430	$52,951,637	$—	$1,906,838,067
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
2

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
3

Laudus U.S. Large Cap Growth Fund
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG60662JUN16
4

Item 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	August 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	August 10, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 10, 2016